SHARE-BASED COMPENSATION (Details) - Schedule of share options outstanding	12 Months Ended
Dec. 31, 2022 shares
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
8,909,319
8,230,699
Exercise Price 0.06 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Number Outstanding	442,521
Options Outstanding, Weighted Average Remaining Contractual Life
Options Exercisable, Number Outstanding	442,521
Options Exercisable, Weighted Average Remaining Contractual Life
Exercise Price 6.74 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Number Outstanding	500,000
Options Outstanding, Weighted Average Remaining Contractual Life	4 years 2 months 23 days
Options Exercisable, Number Outstanding	75,000
Options Exercisable, Weighted Average Remaining Contractual Life	4 years 2 months 23 days
Exercise Price 7.78 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Number Outstanding	476,000
Options Outstanding, Weighted Average Remaining Contractual Life
Options Exercisable, Number Outstanding	476,000
Options Exercisable, Weighted Average Remaining Contractual Life
Exercise Price 14.32 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Number Outstanding	782,200
Options Outstanding, Weighted Average Remaining Contractual Life	1 month 2 days
Options Exercisable, Number Outstanding	782,200
Options Exercisable, Weighted Average Remaining Contractual Life	1 month 2 days
Exercise Price 14.72 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Number Outstanding	2,466,000
Options Outstanding, Weighted Average Remaining Contractual Life
Options Exercisable, Number Outstanding	2,466,000
Options Exercisable, Weighted Average Remaining Contractual Life
Exercise Price 24.06 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Number Outstanding	610,700
Options Outstanding, Weighted Average Remaining Contractual Life	1 year 1 month 6 days
Options Exercisable, Number Outstanding	543,500
Options Exercisable, Weighted Average Remaining Contractual Life	1 year 3 days
Exercise Price 24.11 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Number Outstanding	3,631,898
Options Outstanding, Weighted Average Remaining Contractual Life	2 months 1 day
Options Exercisable, Number Outstanding	3,445,478
Options Exercisable, Weighted Average Remaining Contractual Life	21 days